EQUITY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
EQUITY TRANSACTIONS [Text Block]

NOTE 7 – EQUITY TRANSACTIONS

During the three months ended March 31, 2015, the Company issued 40,591,051 shares of common stock for the conversion of notes payable and accrued interests in the amount of $234,355. The Company also recorded $251,597 as increase in additional paid-in capital from derivative liability as a result of the conversions.

NOTE 10 – EQUITY TRANSACTIONS

Preferred Stock

The Company is authorized to issue 50,000,000 shares of preferred stock with a par value of $0.0001. As of December 31, 2014 and 2013, there were no preferred shares issued and outstanding. The Company's Board of Directors is authorized by the articles of incorporation to divide the authorized shares of preferred stock into one or more series, each of which must be so designated as to distinguish the shares of each series of preferred stock from the shares of all other series and classes. The Company's Board of Directors is also authorized, within any limitations prescribed by law and the articles of incorporation, to fix and determine the designations, rights, qualifications, preferences, limitations and terms of the shares of any series of preferred stock.

Common Stock

The Company is authorized to issue 500,000,000 common shares with a par value of $0.0001. As of December 31, 2014 and 2013, there were 395,369,204 and 378,033,149 shares of common stock issued and outstanding, respectively. Upon liquidation, dissolution or winding up of the corporation, the holders of common stock are entitled to share ratably in all net assets available for distribution to shareholders after payment to creditors. The common stock is not convertible or redeemable and has no pre-emptive, subscription or conversion rights. There is no conversion, redemption, sinking fund or similar provisions regarding the common stock. Each outstanding share of common stock is entitled to one vote on all matters submitted to a vote of shareholders. There are no cumulative voting rights. Each shareholder is entitled to receive the dividends as may be declared by our directors out of funds legally available for dividends and, in the event of liquidation, to share pro rata in any distribution of assets after payment of liabilities. The Company's directors are not obligated to declare a dividend. Since inception the Company has not paid or declared any dividends on common stock. On January 18, 2014, the Company amended its Articles of Incorporation to increase the authorized shares of common stock from 500,000,000 to 1,000,000,000. On April 9, 2015, the Company further amended its Articles of Incorporation to increase the authorized shares of common stock from 1,000,000,000 to 2,000,000,000.

On January 8, 2013, the Company consummated a private placement offering with an accredited investor for the sale of 3,703,704 shares of common stock at a purchase price of $0.27 per share, for aggregate consideration of $1,000,000.

During the year ended December 31, 2014, the Company issued 17,336,055 shares of common stock for the conversion of notes payable and accrued interests in the amount of $268,696.